Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000234653 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.50%
C000206278 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206278 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206278 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206278 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000206278 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000206278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000206278 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000246834 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000246834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%